EMPLOYEE BENEFITS - Post-employment health care benefit plan - Change in obligation (Details) - Post-employment health care benefit plan - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
EMPLOYEE BENEFITS
Cost of service	R$ 1,744	R$ 1,933	R$ 2,069
Interest expense	9,718	11,059	10,127
Present value of the defined benefit obligations
EMPLOYEE BENEFITS
Obligation at the beginning of the year	224,677	196,445	224,180
Cost of service	1,744	1,933	2,069
Interest expense	9,718	11,059	10,127
Contributions from participants	792	1,125	1,096
Payments of the benefits	(19,214)	(18,729)	(20,265)
Remeasurements	649	(9,457)	(7,232)
Exchange variations	(18,796)	42,301	(13,530)
Obligation at the end of the year	R$ 199,570	R$ 224,677	R$ 196,445